Share-based payments - Reconciliation of Outstanding RSUs (Details) - Restricted Share Units - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Number of RSUs [Abstract]
Outstanding at beginning of period (in shares)	6,612,647	3,623,867
Granted during the period (in shares)	3,313,206	3,314,794
Forfeited during the year (in shares)	(11,198)	(221,455)
Exercised during the period (in shares)	(1,132,733)	(104,559)
Outstanding at end of period (in shares)	8,781,922	6,612,647
Exercisable as at end of period (in shares)	241,384	0